Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Restricted Cash and Cash Equivalents

(in thousands of $)	2019	2018
Cash and cash equivalents	129,005	54,932
Restricted cash	93	165
Cash, cash equivalents and restricted cash	129,098	55,097